ACQUISITION OF BUSINESSES	12 Months Ended
Dec. 31, 2024
ACQUISITION OF BUSINESS [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
Acquisitions Completed in 2023

a) Acquisition of a Global Intermodal Logistics Operation
On September 28, 2023, our company, alongside institutional partners (the “Triton consortium”) completed the acquisition of Triton International Limited (“Triton”), the world’s largest owner and lessor of intermodal shipping containers, for consideration of $1.2 billion (Triton consortium - $4.5 billion). Our company has an effective 28% interest in Triton. Concurrently, our company entered into a voting agreement with an affiliate of BN, providing our company the right to direct the relevant activities of the entity, thereby providing our company with control. Accordingly, our company consolidated the entity effective September 28, 2023. Acquisition costs of approximately $49 million were recorded as other (expense) income within the Consolidated Statement of Operating Results for the year ended December 31, 2023.
Consideration Transferred:

US$ MILLIONS
Cash	$350
BIPC exchangeable shares	751
Pre-existing interest in the business	55
Total consideration	$1,156
Fair value of assets and liabilities acquired:

US$ MILLIONS
Cash and cash equivalents	$491
Accounts receivable and other(1)	1,871
Property, plant and equipment	8,811
Intangible assets	710
Goodwill	1,163
Accounts payable and other liabilities	(408)
Non-recourse borrowings	(7,041)
Deferred income tax liabilities	(444)
Net assets acquired before non-controlling interest	5,153
Non-controlling interest(2)	(3,997)
Net assets acquired	$1,156

(1)Accounts receivable and other primarily comprised of finance lease receivables, trade receivables, and other financial assets.
(2)Non-controlling interest includes $641 million of preferred equity instruments transferred as part of the acquisition, remaining balance represents the interest not acquired by our company, measured at fair value at the acquisition dates.
Our company acquired intangible assets of $0.7 billion, comprising of customer relationships, brand and technology. The customer relationships acquired in the transaction were valued using a discounted cash flow model and have estimated useful lives of 50 years. The acquired customer relationship assets were valued with key inputs of revenue growth rates, customer attrition rates, and a discount rate determined using a capital asset pricing model. The brand and technology acquired were valued using a discounted cash flow model and have estimated useful lives ranging between 10 to 50 years with the key inputs being technology migration factors, revenue growth rates, after-tax royalty rates and a discount rate determined using a capital asset pricing model.
The goodwill recorded on acquisition is largely reflective of Triton’s potential to achieve fleet growth over time, supported by underlying global economic growth and expansion of the services we provide and markets we operate in. The goodwill recognized is not deductible for income tax purposes.